Summary of Significant Accounting Policies (Details) - Schedule of Reconciliation of Net Income (Loss) Per Ordinary Share (Parentheticals) - $ / shares	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Redeemable
Summary of Significant Accounting Policies (Details) - Schedule of Reconciliation of Net Income (Loss) Per Ordinary Share (Parentheticals) [Line Items]
Diluted net income (loss) per share	$ (0.03)	$ 0.06
Non- redeemable
Summary of Significant Accounting Policies (Details) - Schedule of Reconciliation of Net Income (Loss) Per Ordinary Share (Parentheticals) [Line Items]
Diluted net income (loss) per share	$ (0.03)	$ 0.06